Financial risk management (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) PROCESS NUMERAL	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
At December [Abstract]
Fraud risk, number of processes to control fraud risk | PROCESS	2
Credit and Liquidity Risk: level of risk for card issuers | NUMERAL	3
Payables To Third Parties	R$ 10,893,747	R$ 11,642,218
Checking accounts	12,243,699	12,030,573
Obligations to FIDC quota holders	1,171,463	134,375
Trade payables	606,743	663,229
Borrowings	2,436,846	4,521,503
Banking Issuances	28,427,994	24,089,234	R$ 16,188,440
Cash and cash equivalents	1,857,507	927,668	R$ 2,899,060	R$ 1,829,097
Due within 30 days
At December [Abstract]
Payables To Third Parties	5,729,412	7,408,721
Checking accounts	12,396,746	12,153,386
Obligations to FIDC quota holders	0	0
Trade payables	603,861	590,500
Payables to related parties	0	0
Borrowings	1,002,056	2,540,481
Banking Issuances	5,771,704	4,337,470
Contractual undiscounted cash flows	25,515,271	27,030,557
Due within 31 to 120 days [Member]
At December [Abstract]
Payables To Third Parties	3,372,414	2,902,945
Checking accounts	0	0
Obligations to FIDC quota holders	0	0
Trade payables	2,462	72,092
Payables to related parties	52,100	70,285
Borrowings	831,968	1,409,264
Banking Issuances	6,425,307	5,435,056
Contractual undiscounted cash flows	10,684,251	9,889,642
Due within 121 to 180 days [Member]
At December [Abstract]
Payables To Third Parties	834,467	607,624
Checking accounts	0	0
Obligations to FIDC quota holders	0	0
Trade payables	209	347
Payables to related parties	0	0
Borrowings	0	0
Banking Issuances	2,671,573	806,348
Contractual undiscounted cash flows	3,506,250	1,414,319
Due within 181 days to 360 days
At December [Abstract]
Payables To Third Parties	901,523	638,359
Checking accounts	0	0
Obligations to FIDC quota holders	1,312,478	147,729
Trade payables	210	291
Payables to related parties	278,954	50,460
Borrowings	101,942	707,278
Banking Issuances	5,068,113	2,603,457
Contractual undiscounted cash flows	7,663,220	4,147,573
Due after 360 days
At December [Abstract]
Payables To Third Parties	55,931	84,570
Checking accounts	0	0
Obligations to FIDC quota holders	0	1,151,767
Trade payables	0	0
Payables to related parties	531,282	1,142,913
Borrowings	0	0
Banking Issuances	10,944,810	12,943,828
Contractual undiscounted cash flows	R$ 11,532,022	R$ 15,323,079